Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
17.	Revenue

Revenue consists of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Base commission from transactions	269,640	320,757	331,623
Innovation initiatives and other value-added services	15,317	18,347	23,200
Total	284,957	339,104	354,823

For the years ended December 31, 2023, 2024 and 2025, substantially all revenues of the Group are derived from the PRC, no geographical segments are presented.

Innovation initiatives and other value-added services primarily consist of parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the registered agents and market participants.

The following table summarized the Group’s revenues recognized at a point in time or over time:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	272,207	330,254	343,883
Services transferred over time	6,898	7,050	10,144
Goods transferred at a point in time	5,852	1,800	796
	284,957	339,104	354,823